Loans Payable (Details Textual) (Industrial and Commercial Bank of China [Member], USD $)	Sep. 11, 2013	Aug. 16, 2013
Industrial and Commercial Bank of China [Member]
Loans Payable to Bank [Abstract]
Company repaid its long-term loans	$ 2,429,858	$ 2,429,858